STATEMENT OF INVESTMENTS June 30, 2019 Unaudited

	Principal Amount	Value
Event-Linked Bonds—96.8%
Earthquake—26.2%
Acorn Re Ltd. Catastrophe Linked Nts. , 5.151%
[US0003M+275], 11/10/21[1,2]	$5,000,000	$ 4,958,750
Buffalo Re Ltd. Catastrophe Linked Nts.:
5.508% [US0006M+342], 4/7/20[1,2]	2,250,000	2,176,987
9.258% [US0006M+717], 4/7/20[1,2]	2,500,000	2,359,375
Golden State Re II Ltd. Catastrophe Linked Nts. , 4.774%
[US0003M+220], 1/8/23[1,2]	3,080,000	3,094,322
International Bank for Reconstruction & Development Catastrophe Linked Nts.:
4.818% [US0003M+250], 2/14/20[1,2,3]	2,375,000	2,363,006
4.818% [US0003M+250], 2/15/21[1,2,3]	5,250,000	5,221,388
5.318% [US0003M+300], 2/15/21[1,2,3]	5,250,000	5,211,413
8.318% [US0003M+600], 2/15/21[1,2,3]	5,250,000	3,650,062
10.568% [US0003M+825], 2/14/20[1,2,3]	3,950,000	3,928,473
Kilimanjaro Re Ltd. Catastrophe Linked Nts. , 5.837% [T-BILL
3MO+375], 11/25/19[1,2]	5,375,000	5,352,156
Kizuna Re II Ltd. Catastrophe Linked Nts.:
3.962% [T-BILL 3MO+187.5], 4/11/23[1,2]	3,500,000	3,471,125
4.587% [T-BILL 3MO+250], 4/11/23[1,2]	2,550,000	2,526,668
Merna Reinsurance II Ltd. Catastrophe Linked Nts. , 4.087%
[T-BILL 3MO+200], 4/7/22[1,2]	6,000,000	5,983,200
Nakama Re Ltd. Catastrophe Linked Nts.:
4.159% [US0003M+200], 4/13/23[1,2]	3,500,000	3,447,325
4.401% [US0006M+220], 10/13/21[1,2]	4,350,000	4,329,338
4.962% [T-BILL 3MO+287.5], 1/16/20[1,2]	3,040,000	3,030,120
4.962% [T-BILL 3MO+287.5], 1/14/21[1,2]	2,500,000	2,490,125
5.159% [US0003M+300], 4/13/23[1,2]	3,250,000	3,201,413
5.337% [T-BILL 3MO+325], 1/14/21[1,2]	3,300,000	3,295,875
5.451% [US0006M+325], 10/13/21[1,2]	4,750,000	4,737,887
Torrey Pines Re Ltd. Catastrophe Linked Nts.:
5.778% [US0006M+380], 6/9/20[1,2]	2,850,000	2,829,622
8.668% [US0006M+669], 6/9/20[1,2]	3,450,000	3,411,532
Ursa Re Ltd. Catastrophe Linked Nts.:
6.087% [T-BILL 3MO+400], 12/10/19[1,2]	3,250,000	3,219,612
6.167% [T-BILL 3MO+408], 12/10/20[1,2]	1,250,000	1,241,062
7.187% [T-BILL 3MO+510], 9/24/21[1,2]	1,350,000	1,314,428
7.457% [T-BILL 3MO+537], 12/10/20[1,2]	3,200,000	3,170,080
8.087% [T-BILL 3MO+600], 5/27/20[1,2]	5,000,000	4,967,250
		94,982,594

Fire—0.1%
Cal Phoenix Re Ltd. Catastrophe Linked Nts. , 9.835%
[US0003M+750], 8/13/21[1,2]	5,400,000	378,000

Flood—0.8%
FloodSmart Re Ltd. Catastrophe Linked Nts.:
13.337% [T-BILL 3MO+1,125], 3/7/22[1,2]	2,500,000	2,486,687

1 INVESCO OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Flood (Continued)
FloodSmart Re Ltd. Catastrophe Linked Nts. : (Continued)
16.587% [T-BILL 3MO+1,450], 3/7/22[1,2]		$500,000	$ 500,388
			2,987,075

Longevity—0.8%
Vita Capital VI Ltd. Catastrophe Linked Nts. , 5.576%
[US0006M+290], 1/8/21[1,2]		2,750,000	2,774,062

Multiple Event—47.8%
Alamo Re Ltd. Catastrophe Linked Nts. , 5.337% [T-BILL
1MO+325], 6/7/21[1,2]		2,000,000	1,954,500
Armor Re II Ltd. Catastrophe Linked Nts. , 5.927% [T-BILL
3MO+384], 6/8/20[1,2]		2,000,000	1,962,900
Armor RE II Ltd. Catastrophe Linked Nts. , 7.987% [T-BILL
3MO+590], 6/8/22[1,2]		1,500,000	1,492,313
Atlas Capital UK 2018 plc Catastrophe Linked Nts. , 8.36%
[US0003M+600], 6/7/22[1,2]		2,000,000	1,980,300
Atlas Capital UK 2019 plc Catastrophe Linked Nts. , 14.11%
[US0003M+1175], 6/7/23[1,2]		1,000,000	1,001,350
Atlas IX Capital DAC Catastrophe Linked Nts.:
2.524% [US0003M+10], 7/8/19[1,2]		3,061,565	1,178,703
9.769% [US0003M+759], 1/8/20[1,2]		3,000,000	2,968,050
Atmos Re Dac Catastrophe Linked Nts. , 4.50%
[EUR003M+450], 2/14/22[1,2]	EUR	3,050,000	3,469,022
Baltic PCC Ltd. Catastrophe Linked Nts. , 8.314% [GBP T-BILL
3MO+590], 3/7/22[2]	GBP	2,500,000	3,193,924
Blue Halo Re Ltd. Catastrophe Linked Nts.:
10.337% [T-BILL 3MO+825], 7/26/19[1,2]		2,250,000	2,255,962
16.396% [T-BILL 3MO+1,400], 7/22/19[1,2]		4,500,000	4,430,250
Bonanza Re Ltd. Catastrophe Linked Nts.:
5.903% [US0006M+337], 12/31/19[1,2]		1,000,000	980,650
6.903% [US0006M+437], 12/31/19[1,2]		1,000,000	982,450
Bowline Re Ltd. Series 2018-1 Catastrophe Linked Nts.,
6.587% [T-BILL 3MO+450], 5/23/22[1,2]		4,250,000	4,129,938
Bowline Re Ltd. Series 2019-1 Catastrophe Linked Nts.:
6.837% [T-BILL 3MO+475], 3/20/23[1,2]		2,250,000	2,235,488
10.587% [T-BILL 3MO+850], 3/20/23[1,2]		1,750,000	1,738,713
Caelus Re IV Ltd. Catastrophe Linked Nts. , 7.337% [T-BILL
3MO+525], 3/6/20[1,2]		2,000,000	1,977,500
Caelus Re V Ltd. Catastrophe Linked Nts.:
5.217% [T-BILL 3MO+313], 6/5/20[1,2]		3,750,000	3,412,125
5.587% [T-BILL 3MO+350], 6/7/21[1,2]		1,750,000	1,620,063
6.587% [T-BILL 3MO+450], 6/7/21[1,2]		1,500,000	1,384,125
6.847% [T-BILL 1MO+476], 6/5/20[1,2]		3,250,000	975,000
9.587% [T-BILL 3MO+750], 6/7/21[1,2]		2,500,000	1,987,500
11.487% [T-BILL 1MO+940], 6/5/20[1,2]		3,750,000	0
12.587% [T-BILL 3MO+1,050], 6/7/21[1,2]		1,250,000	706,250
Citrus Re Ltd. Catastrophe Linked Nts. , 7.776%
[US0006M+531], 3/18/20[1,2]		956,274	430,323

2 INVESCO OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

		Principal Amount	Value
Multiple Event (Continued)
Cranberry Re Ltd. Catastrophe Linked Nts. , 3.952%
[US0006M+200], 7/13/20[1,2]		$4,000,000	$ 3,991,000
East Lane Re VI Ltd. Catastrophe Linked Nts. , 5.477% [T-BILL
3MO+339], 3/13/20[1,2]		2,500,000	2,497,375
Eclipse Re Ltd. Catastrophe Linked Nts.:
2.391%, 7/1/19[1,4]		500,000	499,563
3.717%, 7/1/19[1,4]		500,000	499,575
5.661%, 7/1/19[1,4]		250,000	249,781
First Coast Re II Pte Ltd. Catastrophe Linked Nts. , 7.337%
[T-BILL 3MO+525], 6/7/23[1,2]		500,000	496,638
FloodSmart Re Ltd. Catastrophe Linked Nts.:
13.337% [T-BILL 3MO+1,125], 8/6/21[1,2]		2,250,000	2,198,813
15.587% [T-BILL 3MO+1,350], 8/6/21[1,2]		750,000	732,638
Fortius Re II Ltd. Catastrophe Linked Nts., 6.079%
[US0006M+342], 7/7/21[1,2]		3,500,000	3,367,875
Galilei Re Ltd. Catastrophe Linked Nts.:
7.306% [US0006M+479], 1/8/20[1,2]		3,500,000	3,481,975
7.326% [US0006M+479], 1/8/21[1,2]		2,000,000	1,993,300
9.296% [US0006M+678], 1/8/20[1,2]		2,000,000	1,987,500
11.146% [US0006M+863], 1/8/20[1,2]		2,000,000	1,988,500
11.166% [US0006M+863], 1/8/21[1,2]		1,000,000	990,150
16.376% [US0006M+1,386], 1/8/20[1,2]		2,250,000	2,235,262
16.396% [US0006M+1,386], 1/8/21[1,2]		3,500,000	3,392,725
Galileo Re Ltd. Catastrophe Linked Nts.:
9.885% [US0003M+750], 11/6/20[1,2]		600,000	597,450
19.885% [US0003M+1,750], 11/6/20[1,2]		1,550,000	1,535,042
Kendall Re Ltd. Catastrophe Linked Nts. , 7.655%
[US0003M+525], 5/6/21[1,2]		5,250,000	5,070,713
Kilimanjaro II Re Ltd. Catastrophe Linked Nts.:
9.823% [US0006M+791], 4/20/21[1,2]		1,500,000	1,482,075
12.951% [US0006M+1,061], 4/20/21[1,2]		5,250,000	5,075,437
Kilimanjaro Re Ltd. Catastrophe Linked Nts.:
7.338% [US0003M+494], 5/6/22[1,2]		3,750,000	3,633,187
7.358% [US0003M+494], 5/5/23[1,2]		3,750,000	3,632,813
11.337% [T-BILL 3MO+925], 12/6/19[1,2]		2,750,000	2,697,062
16.008% [US0003M+1,361], 5/6/22[1,2]		4,000,000	3,856,600
16.028% [US0003M+1,361], 5/5/23[1,2]		3,000,000	2,829,450
Lion II Re DAC Catastrophe Linked Nts. , 3.29%
[EUR003M+329], 7/15/21[1,2]	EUR	4,500,000	5,111,193
Loma Reinsurance Bermuda Ltd. Catastrophe Linked Nts.,
0.50% [T-BILL 3MO+50], 7/8/19[1,2]		3,750,000	1,593,750
Manatee Re III Pte Ltd. Catastrophe Linked Nts. , 7.337%
[T-BILL 3MO+525], 6/7/22[1,2]		1,000,000	996,125
MetroCat Re Ltd. Catastrophe Linked Nts. , 5.787% [T-BILL
3MO+370], 5/8/20[1,2]		3,500,000	3,499,825
Northshore Re II Ltd. Catastrophe Linked Nts.:
9.587% [T-BILL 3MO+750], 7/7/23[1,2]		1,250,000	1,253,000
9.879% [US0003M+770], 7/8/22[1,2]		3,250,000	3,182,563

3 INVESCO OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Multiple Event (Continued)
Panthera Re Ltd. Catastrophe Linked Nts. , 5.587% [T-BILL
3MO+350], 3/9/20[1,2]		$1,250,000	$ 1,240,250
Residential Reinsurance 2014 Ltd. Catastrophe Linked Nts.,
2.587% [T-BILL 3MO+50], 9/6/19[1,2]		5,000,000	—
Residential Reinsurance 2015 Ltd. Catastrophe Linked Nts.,
2.587% [T-BILL 3MO+50], 9/6/19[1,2]		2,253,438	135,206
Residential Reinsurance 2016 Ltd. Catastrophe Linked Nts.:
2.587% [T-BILL 3MO+50], 6/6/20[1,2]		1,568,793	7,844
5.337% [T-BILL 3MO+325], 6/6/20[1,2]		3,000,000	2,975,250
Residential Reinsurance 2017 Ltd. Catastrophe Linked Nts.:
5.257% [T-BILL 3MO+317], 6/6/21[1,2]		375,000	366,356
7.137% [T-BILL 3MO+505], 6/6/21[1,2]		1,000,000	615,000
14.807% [T-BILL 3MO+1,272], 12/6/21[1,2]		250,000	242,612
Residential Reinsurance 2018 Ltd. Catastrophe Linked Nts.:
5.337% [T-BILL 3MO+325], 6/6/22[1,2]		4,000,000	3,863,000
9.835%, 9/6/19[1,4]		3,750,000	318,750
13.587% [T-BILL 3MO+1,150], 12/6/22[1,2]		2,500,000	2,426,125
22.565%, 12/6/19[1,4]		2,500,000	2,042,000
Residential Reinsurance 2019 Ltd. Catastrophe Linked Nts.,
6.587% [T-BILL 3MO+450], 6/6/23[1,2]		500,000	497,563
Resilience Re Ltd. , 1.598%, 8/31/19[1,4]		2,250,000	18,000
Riverfront Re Ltd. Catastrophe Linked Nts.:
6.807% [T-BILL 3MO+472], 1/15/21[1,2]		5,250,000	5,063,362
8.837% [T-BILL 3MO+675], 1/15/21[1,2]		4,750,000	4,580,187
Sanders Re II Ltd. Catastrophe Linked Nts. , 14.38%
[US0003M+1225], 4/7/23[1,2]		3,750,000	3,604,688
Sanders Re Ltd. Catastrophe Linked Nts.:
4.93% [US0006M+311], 6/5/20[1,2]		4,250,000	4,207,712
5.271% [US0006M+307], 12/6/21[1,2]		3,500,000	3,418,275
7.587% [T-BILL 3MO+550], 4/7/22[1,2]		3,500,000	3,404,625
SD Re Ltd. Catastrophe Linked Nts. , 6.432%
[US0003M+400], 10/19/21[1,2]		5,900,000	5,740,405
Spectrum Capital Ltd. Catastrophe Linked Nts. , 7.994%
[US0006M+575], 6/8/21[1,2]		1,500,000	1,458,675
Tailwind Re Ltd. 2017-1 Catastrophe Linked Nts.:
10.717% [T-BILL 3MO+863], 1/8/22[1,2]		1,250,000	1,240,937
12.677% [T-BILL 3MO+1,059], 1/8/22[1,2]		750,000	737,737
			173,300,913

Other—4.6%
Alamo Re Ltd. Catastrophe Linked Nts. , 6.587% [T-BILL
1MO+450], 6/8/22[1,2]		500,000	498,875
Benu Capital DAC Catastrophe Linked Nts.:
2.55% [EUR003M+255], 1/8/20[1,2]	EUR	250,000	285,590
3.35% [EUR003M+335], 1/8/20[1,2]	EUR	1,000,000	1,144,122
Cape Lookout Re Ltd. Catastrophe Linked Nts.:
2.587% [T-BILL 1MO+50], 5/9/22[1,2]		1,250,000	1,250,188
6.337% [T-BILL 1MO+425], 2/25/22[1,2]		2,750,000	2,715,763

4 INVESCO OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

		Principal Amount	Value
Other (Continued)
Horse Capital I DAC Catastrophe Linked Nts. , 12.00%
[EUR003M+1200], 6/15/20[1,2]	EUR	4,000,000	$ 4,644,826
Integrity Re Ltd. Catastrophe Linked Nts. , 7.06%
[US0003M+475], 6/12/23[1,2]		1,000,000	997,650
Vitality Re IX Ltd. Catastrophe Linked Nts. , 3.837% [T-BILL
3MO+175], 1/10/22[1,2]		500,000	499,475
Vitality Re VII Ltd. Catastrophe Linked Nts.:
4.237% [T-BILL 3MO+215], 1/7/20[1,2]		1,000,000	1,006,150
4.737% [T-BILL 3MO+265], 1/7/20[1,2]		250,000	252,337
Vitality Re VIII Ltd. Catastrophe Linked Nts.:
3.837% [T-BILL 3MO+175], 1/8/21[1,2]		1,000,000	1,003,550
4.087% [T-BILL 3MO+200], 1/8/21[1,2]		750,000	752,812
Vitality Re X Ltd. Catastrophe Linked Nts.:
3.837% [T-BILL 3MO+175], 1/10/23[1,2]		1,250,000	1,256,812
4.087% [T-BILL 3MO+200], 1/10/23[1,2]		500,000	503,075
			16,811,225

Pandemic—0.3%
International Bank for Reconstruction & Development
Catastrophe Linked Nts. , 9.02% [US0006M-40+690],
7/15/20[1,2]		1,000,000	1,006,750

Windstorm—16.2%
Akibare Re Ltd. Catastrophe Linked Nts.:
4.209% [US0003M+190], 4/7/22[1,2]		2,500,000	2,336,125
4.219% [US0003M+190], 4/7/22[1,2]		1,500,000	1,398,225
4.891% [US0006M+241], 4/7/20[1,2]		2,460,000	135,300
Alamo Re Ltd. Catastrophe Linked Nts. , 5.897% [T-BILL
3MO+381], 6/8/20[1,2]		1,750,000	1,740,987
Aozora Re Ltd. Catastrophe Linked Nts.:
4.343% [US0006M+229], 4/7/20[1,2]		3,500,000	3,464,125
4.346% [US0006M+200], 4/7/21[1,2]		5,500,000	5,364,425
Casablanca Re Ltd. Catastrophe Linked Nts.:
6.967% [US0006M+486], 6/4/20[1,2]		1,500,000	1,487,325
19.745% [US0006M+1,600], 6/4/20[1,2,5]		1,250,000	612,500
Citrus Re Ltd. Catastrophe Linked Nts. , 9.937% [T-BILL
3MO+785], 2/25/21[1,2]		1,779,499	889,750
Everglades Re II Ltd. Catastrophe Linked Nts. , 7.317% [T-BILL
3MO+523], 5/8/20[1,2]		1,500,000	1,486,725
First Coast Re 2017-1 Ltd. Catastrophe Linked Nts. , 6.007%
[T-BILL 3MO+392], 6/7/21[1,2]		3,000,000	2,917,650
Frontline Re Ltd. Catastrophe Linked Nts.:
9.087% [T-BILL 3MO+700], 7/6/22[1,2]		2,250,000	1,986,413
13.837% [T-BILL 3MO+1,175], 7/6/22[1,2]		500,000	275,000
Hexagon Reinsurance DAC Catastrophe Linked Nts.:
6.66% [EUR003M+666], 1/19/22[1,2]	EUR	1,000,000	1,150,973
8.22% [EUR003M+822], 1/19/22[1,2]	EUR	2,750,000	3,134,842
Integrity Re Ltd. Catastrophe Linked Nts.:
6.054% [US0003M+375], 6/10/22[1,2]		4,000,000	3,979,000

5 INVESCO OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Value
Windstorm (Continued)
Integrity Re Ltd. Catastrophe Linked Nts. : (Continued)
6.548% [US0006M+457], 6/10/20[1,2]	$300,000	$297,525
16.328% [US0006M+1,435], 6/10/20[1,2]	750,000	621,900
International Bank for Reconstruction & Development Catastrophe Linked Nts.:
8.275% [US0006M+590], 12/20/19[1,2]	4,275,000	4,243,151
11.675% [US0006M+930], 12/20/19[1,2]	2,550,000	2,472,480
Long Point Re III Ltd. Catastrophe Linked Nts. , 2.75% [T-BILL
3MO+275], 6/1/22[1,2]	3,750,000	3,709,688
Manatee Re II Ltd. Catastrophe Linked Nts.:
6.477% [T-BILL 3MO+439], 6/7/21[1,2]	2,250,000	2,214,112
10.427% [T-BILL 3MO+834], 6/7/21[2]	2,750,000	2,661,312
Matterhorn Re Ltd. Catastrophe Linked Nts. , 6.091%,
12/7/20[1,4]	1,000,000	924,250
Pelican IV Re Ltd. Catastrophe Linked Nts.:
4.106% [US0006M+204], 5/5/20[1,2]	500,000	494,825
4.462% [US0003M+229], 5/7/21[1,2]	4,750,000	4,666,638
Queen Street XII Re Designated Activity Co. Catastrophe
Linked Nts. , 7.388% [US0006M+525], 4/8/20[1,2]	4,000,000	4,011,000
		58,676,246
Total Event-Linked Bonds (Cost $391,667,435)		350,916,865

	Shares
Investment Company—1.2%
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. IN,
2.37%[6] (Cost $4,385,067)	4,385,067	4,385,067
Total Investments, at Value (Cost $396,052,502)	98.0%	355,301,932
Net Other Assets (Liabilities)	2.0	7,213,901
Net Assets	100.0%	$362,515,833

Footnotes to Statement of Investments
1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of
1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $345,061,629 or 95.19% of the Fund's net assets at period end.
2. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
3. Represents securities sold under Regulation S, which are exempt from registration under the Securities Act of 1933, as amended. These securities may not be offered or sold in the United States without and exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. These securities amount to
$20,374,342 or 5.62% of the Fund's net assets at period end.
4. Zero coupon bond reflects effective yield on the original acquisition date.
5. The value of this security was determined using significant unobservable inputs.  See Note 3 of the accompanying
Notes.
6. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of June 30, 2019.

6 INVESCO OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

Forward Currency Exchange Contracts as of June 30, 2019
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)	Purchased (000's)			(000's)	Appreciation	Depreciation
CITNA-B	08/2019	USD	3,175	GBP	2,500	$—	$ 8,058
MOS	08/2019	USD	18,710	EUR	16,550	—	196,889
Total Unrealized Appreciation and Depreciation						$—	$ 204,947

Glossary:
Counterparty Abbreviations
CITNA-B	Citibank NA
MOS	Morgan Stanley & Co. , Inc.

Currency abbreviations indicate amounts reporting in currencies
EUR	Euro
GBP	British Pound Sterling

Definitions
EUR003M	EURIBOR 3 Month ACT/360
GBP T-BILL 3MO	UK Treasury Bill 3 Month
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
T-BILL 1MO	US Treasury Bill 1 Month
T-BILL 3MO	US Treasury Bill 3 Month
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

7 INVESCO OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

NOTES TO STATEMENT OF INVESTMENTS June 30, 2019 Unaudited

Note 1 – Additional Valuation Information
The following is a summary of the tiered valuation input levels, as of June 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Event-Linked Bonds	$—	$350,304,365	$612,500	$350,916,865
Investment Company	4,385,067	—	—	4,385,067
Total Assets	$4,385,067	$350,304,365	$612,500	$355,301,932

Liabilities Table
Other Financial Instruments:
Forward currency exchange contracts	$—	$(204,947)	$—	$(204,947)
Total Liabilities	$—	$(204,947)	$—	$(204,947)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

8 INVESCO OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC